SCHEDULE OF OTHER INCOME NET (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Other Income and Expenses [Abstract]
Exchange gains		¥ 151	¥ (190)
Government grants		(1,015)	(1,946)
Others		(11,971)	(159)
Total	$ (1,802)	¥ (12,835)	¥ (2,295)